Investment properties (Tables)	12 Months Ended
Jun. 30, 2025
Investment properties
Schedule of investment properties
	06.30.2025		06.30.2024
	Level 2	Level 3	Level 2	Level 3
Fair value at the beginning of the year	1,449,519	924,467	2,036,238	916,340
Additions	26,944	47,567	6,217	12,400
Capitalized leasing costs	65	117	22	298
Amortization of capitalized leasing costs (i)	(131)	(250)	(188)	(246)
Transfers	(88,136)	(3,824)	(38,223)	(9)
Disposals	(9,089)	(18)	(70,054)	-
Currency translation adjustment	(64)	-	(15)	-
Net (loss) / gain from fair value adjustment	(459,908)	457,408	(484,478)	(4,316)
Fair value at the end of the year	919,200	1,425,467	1,449,519	924,467

Schedule of investment property of the Group
	06.30.2025	06.30.2024
Shopping Malls (i)	1,439,736	956,400
Offices and other rental properties	290,706	468,139
Undeveloped parcels of land	611,617	946,585
Properties under development	650	650
Others	1,958	2,212
Total	2,344,667	2,373,986

Schedule of Group's borrowings and other payables
	06.30.2025	06.30.2024
Córdoba Shopping (i)	19,494	27,179
Total	19,494	27,179

Schedule of recognized in the Statements of Income
	06.30.2025	06.30.2024	06.30.2023
Revenues (Note 23)	393,084	362,621	365,268
Direct operating costs	(124,058)	(105,046)	(114,868)
Development costs	(14,865)	(1,847)	(1,357)
Net realized gain for the year (i)	3,152	43,604	62,707
Net unrealized loss for the year (ii)	(5,652)	(532,398)	(317,274)

Schedule of fair value measurements of investment properties
				06.30.25 (i)		06.30.24 (i)		06.30.23 (i)
Description	Valuation technique	Parameters	Fiscal year 2025 / 2024 / 2023	Increase	Decrease	Increase	Decrease	Increase	Decrease
Shopping Malls (Level 3)	Discounted cash flows	Discount cash flows rate	11.08% / 15.40% / 15.25%	(28,789)	30,669	(21,136)	22,438	(19,460)	20,843
		Discount perpetually rate	10.63% / 14.11% / 14.20%	(112,417)	149,290	(42,692)	53,024	(45,832)	56,414
		Growth perpetually rate	2.4% / 2.4% / 2.4%	92,603	(72,527)	29,104	(24,523)	34,757	(29,328)
		Inflation	(*)	88,284	(82,775)	46,342	(44,520)	124,586	(113,796)
		Devaluation	(*)	(129,588)	158,385	(84,041)	92,445	(83,302)	91,632